OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses		$ 5,882	$ 5,567
Government authorities		14,289	8,176
Advances to suppliers		5,541	4,843
Derivatives		1,901	0
Other receivables	[1]	7,830	7,895
Other accounts receivables and prepaid expenses		$ 35,443	$ 26,481

[1]	Including mainly insurance receivables, see also note 11.